UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05262

MFS SERIES TRUST VIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2015

MFS® GLOBAL GROWTH FUND

PORTFOLIO OF INVESTMENTS

1/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.6%
Aerospace - 3.7%
Precision Castparts Corp.	5,239	$1,048,324
Rolls-Royce Holdings PLC	215,579	2,894,746
United Technologies Corp.	37,377	4,290,132

		$8,233,202
Alcoholic Beverages - 5.7%
AmBev S.A., ADR	387,984	$2,552,935
Carlsberg Group	38,141	2,809,234
Diageo PLC	85,889	2,548,510
Pernod Ricard S.A.	39,782	4,792,060

		$12,702,739
Apparel Manufacturers - 6.4%
Burberry Group PLC	122,634	$3,193,659
Compagnie Financiere Richemont S.A.	14,074	1,173,344
Li & Fung Ltd.	952,400	942,854
LVMH Moet Hennessy Louis Vuitton S.A.	32,536	5,275,875
NIKE, Inc., “B”	18,373	1,694,909
VF Corp.	27,482	1,906,426

		$14,187,067
Automotive - 0.5%
Johnson Controls, Inc.	25,316	$1,176,435

Broadcasting - 4.5%
Discovery Communications, Inc., “A” (a)	60,069	$1,741,100
Time Warner, Inc.	33,282	2,593,666
Twenty-First Century Fox, Inc.	102,253	3,390,710
Viacom, Inc., “B”	13,474	867,995
Walt Disney Co.	17,025	1,548,594

		$10,142,065
Brokerage & Asset Managers - 2.7%
BM&F Bovespa S.A.	320,680	$1,087,557
CME Group, Inc.	22,584	1,926,415
Franklin Resources, Inc.	56,592	2,916,186

		$5,930,158
Business Services - 11.0%
Accenture PLC, “A”	67,250	$5,651,018
Brenntag AG	42,439	2,317,237
Cognizant Technology Solutions Corp., “A” (a)	55,694	3,014,716
Compass Group PLC	234,888	4,072,103
Equifax, Inc.	28,366	2,395,792
Experian Group Ltd.	113,729	2,009,333
Fidelity National Information Services, Inc.	41,622	2,598,461
Intertek Group PLC	71,984	2,486,123

		$24,544,783
Chemicals - 1.8%
LyondellBasell Industries N.V., “A”	17,658	$1,396,571
Monsanto Co.	21,673	2,556,981

		$3,953,552

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 2.1%
Dassault Systemes S.A.	28,016	$1,738,662
Oracle Corp.	73,066	3,060,735

		$4,799,397
Computer Software - Systems - 1.9%
Apple, Inc.	12,153	$1,423,846
EMC Corp.	110,862	2,874,652

		$4,298,498
Construction - 0.9%
Sherwin-Williams Co.	7,440	$2,018,249

Consumer Products - 4.6%
Colgate-Palmolive Co.	68,865	$4,649,765
L’Oreal S.A.	15,821	2,843,453
Procter & Gamble Co.	12,793	1,078,322
Reckitt Benckiser Group PLC	19,677	1,668,591

		$10,240,131
Electrical Equipment - 7.0%
Amphenol Corp., “A”	29,114	$1,563,713
Danaher Corp.	50,165	4,132,593
Legrand S.A.	19,441	1,047,889
Mettler-Toledo International, Inc. (a)	9,747	2,962,601
Schneider Electric S.A.	12,852	973,025
Sensata Technologies Holding B.V. (a)	31,314	1,544,406
W.W. Grainger, Inc.	14,042	3,311,665

		$15,535,892
Electronics - 3.3%
Microchip Technology, Inc.	35,483	$1,600,283
Samsung Electronics Co. Ltd.	1,081	1,336,135
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	191,635	4,352,031

		$7,288,449
Energy - Integrated - 0.6%
BG Group PLC	97,002	$1,295,800

Food & Beverages - 7.3%
Chr. Hansen Holding A.S.	32,150	$1,338,271
Danone S.A.	69,463	4,675,839
M. Dias Branco S.A. Industria e Comercio de Alimentos	37,705	1,163,505
Mead Johnson Nutrition Co., “A”	25,257	2,487,562
Nestle S.A.	57,504	4,412,064
Want Want China Holdings Ltd.	1,907,000	2,283,411

		$16,360,652
Food & Drug Stores - 2.1%
CVS Health Corp.	38,013	$3,731,356
Sundrug Co. Ltd.	23,000	977,213

		$4,708,569
General Merchandise - 1.0%
Dollarama, Inc.	22,871	$1,086,224
Lojas Renner S.A.	40,839	1,073,008

		$2,159,232

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Internet - 3.0%
Google, Inc., “A” (a)	10,136	$5,448,607
Naver Corp.	1,811	1,179,564

		$6,628,171
Machinery & Tools - 1.8%
Colfax Corp. (a)	41,186	$1,866,138
Schindler Holding AG	13,731	2,042,752

		$3,908,890
Major Banks - 0.6%
Standard Chartered PLC	100,053	$1,337,762

Medical & Health Technology & Services - 1.4%
Express Scripts Holding Co. (a)	40,052	$3,232,597

Medical Equipment - 5.4%
Abbott Laboratories	52,398	$2,345,334
DENTSPLY International, Inc.	62,883	3,145,722
Sonova Holding AG	7,232	953,817
Thermo Fisher Scientific, Inc.	27,339	3,423,116
Waters Corp. (a)	18,512	2,203,854

		$12,071,843
Metals & Mining - 0.7%
Rio Tinto PLC	36,648	$1,614,577

Oil Services - 2.2%
Schlumberger Ltd.	60,861	$5,014,338

Other Banks & Diversified Financials - 6.9%
Credicorp Ltd.	16,251	$2,342,094
HDFC Bank Ltd.	176,374	3,050,426
Itau Unibanco Holding S.A., ADR	57,487	696,742
Julius Baer Group Ltd.	51,239	2,098,221
MasterCard, Inc., “A”	19,040	1,561,851
Sberbank of Russia, ADR	147,205	545,395
Visa, Inc., “A”	19,664	5,012,550

		$15,307,279
Pharmaceuticals - 3.0%
Bayer AG	20,401	$2,951,953
Johnson & Johnson	8,689	870,116
Zoetis, Inc.	66,257	2,831,162

		$6,653,231
Restaurants - 1.4%
McDonald’s Corp.	11,904	$1,100,406
Whitbread PLC	27,099	2,042,867

		$3,143,273
Specialty Chemicals - 3.8%
Croda International PLC	40,443	$1,618,518
Ecolab, Inc.	9,803	1,017,257
Linde AG	12,695	2,437,275
Praxair, Inc.	16,534	1,993,835

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - continued
Symrise AG	22,164	$1,455,634

		$8,522,519
Specialty Stores - 1.3%
AutoZone, Inc. (a)	4,892	$2,920,328
Total Common Stocks		$219,929,678

Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	1,511,403	$1,511,403
Total Investments		$221,441,081

Other Assets, Less Liabilities - 0.7%		1,565,723
Net Assets - 100.0%		$223,006,804

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

1/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$123,141,390	$—	$—	$123,141,390
United Kingdom	26,782,589	—	—	26,782,589
France	21,346,803	—	—	21,346,803
Switzerland	10,680,198	—	—	10,680,198
Germany	9,162,099	—	—	9,162,099
Brazil	6,573,747	—	—	6,573,747
Taiwan	4,352,031	—	—	4,352,031
Denmark	4,147,505	—	—	4,147,505
India	—	3,050,426	—	3,050,426
Other Countries	3,973,713	6,719,177	—	10,692,890
Mutual Funds	1,511,403	—	—	1,511,403
Total Investments	$211,671,478	$9,769,603	$—	$221,441,081

5

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$173,922,115
Gross unrealized appreciation	54,712,040
Gross unrealized depreciation	(7,193,074)
Net unrealized appreciation (depreciation)	$47,518,966

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,001,355	8,541,852	(8,031,804)	1,511,403

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$291	$1,511,403

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2015, are as follows:

United States	56.7%
United Kingdom	11.3%
France	9.5%
Switzerland	5.4%
Germany	3.9%
Brazil	3.0%
Taiwan	1.9%
Denmark	1.6%
India	1.2%
Other Countries	5.5%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

6

QUARTERLY REPORT

January 31, 2015

MFS® STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS

1/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 65.2%
Asset-Backed & Securitized - 1.6%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.769%, 12/28/40 (z)	$387,365	$229,633
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.895%, 9/15/39	521,034	560,772
Crest Ltd., CDO, 7%, 1/28/40 (a)(p)	556,178	5,501
Falcon Franchise Loan LLC, FRN, 4.425%, 1/05/23 (i)(z)	398,029	31,882
Falcon Franchise Loan LLC, FRN, 21.079%, 1/05/25 (i)(z)	154,412	37,059
First Union-Lehman Brothers Bank of America, FRN, 0.598%, 11/18/35 (i)	3,784,479	62,762
HLSS Servicer Advance Receivables Trust, 2013-T1, “A2”, 1.495%, 1/16/46 (n)	970,000	960,300
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.784%, 6/15/49	1,280,263	1,351,009
KKR Financial CLO Ltd., “C”, FRN, 1.707%, 5/15/21 (n)	523,730	519,954
Morgan Stanley Capital I Trust, “AM”, FRN, 5.703%, 4/15/49	1,300,000	1,364,134
Morgan Stanley Capital I, Inc., FRN, 1.418%, 4/28/39 (i)(z)	2,395,126	12,071

		$5,135,077
Automotive - 1.5%
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)	$1,257,000	$1,270,358
Ford Motor Credit Co. LLC, FRN, 1.192%, 1/09/18	1,780,000	1,782,579
General Motors Financial Co., Inc., 2.625%, 7/10/17	1,636,000	1,650,431

		$4,703,368
Biotechnology - 0.3%
Life Technologies Corp., 6%, 3/01/20	$960,000	$1,117,631

Broadcasting - 0.2%
Scripps Networks Interactive, 2.75%, 11/15/19	$188,000	$193,002
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	410,000	415,222

		$608,224
Brokerage & Asset Managers - 0.4%
TD Ameritrade Holding Corp., 5.6%, 12/01/19	$1,045,000	$1,221,304

Building - 1.1%
CRH PLC, 8.125%, 7/15/18	$590,000	$711,040
Martin Marietta Materials, Inc., 4.25%, 7/02/24	1,054,000	1,139,151
Martin Marietta Materials, Inc., FRN, 1.357%, 6/30/17	1,310,000	1,302,892
Owens Corning, Inc., 4.2%, 12/15/22	385,000	402,365
Union Andina de Cementos S.A.A., 5.875%, 10/30/21 (n)	150,000	148,500

		$3,703,948
Business Services - 0.2%
Tencent Holdings Ltd., 3.375%, 3/05/18 (n)	$290,000	$298,022
Tencent Holdings Ltd., 3.375%, 5/02/19 (n)	200,000	206,296

		$504,318
Cable TV - 0.9%
Cox Communications, Inc., 3.25%, 12/15/22 (n)	$1,138,000	$1,166,646
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (n)	618,000	626,047
Time Warner Cable, Inc., 8.25%, 4/01/19	920,000	1,138,892

		$2,931,585
Chemicals - 0.6%
Consolidated Energy Finance S.A., 6.75%, 10/15/19 (n)	$200,000	$192,000
Dow Chemical Co., 8.55%, 5/15/19	1,270,000	1,599,359
Israel Chemicals Ltd., 4.5%, 12/02/24 (n)	38,000	38,612

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chemicals - continued
Sociedad Quimica y Minera de Chile S.A., 5.5%, 4/21/20 (n)	$216,000	$232,801

		$2,062,772
Computer Software - 0.2%
Oracle Corp., 5.375%, 7/15/40	$607,000	$768,344

Computer Software - Systems - 0.1%
Seagate HDD Cayman, 3.75%, 11/15/18	$416,000	$431,600

Conglomerates - 0.0%
Metalloinvest Finance Ltd., 5.625%, 4/17/20 (n)	$207,000	$156,724

Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (n)	$433,000	$303,641

Consumer Products - 0.5%
Newell Rubbermaid, Inc., 2.875%, 12/01/19	$490,000	$500,114
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	921,000	994,314

		$1,494,428
Consumer Services - 0.1%
Experian Finance PLC, 2.375%, 6/15/17 (n)	$353,000	$356,037

Defense Electronics - 0.5%
BAE Systems Holdings, Inc., 5.2%, 8/15/15 (n)	$1,297,000	$1,326,897
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	380,000	445,845

		$1,772,742
Electrical Equipment - 0.1%
Arrow Electronics, Inc., 3%, 3/01/18	$344,000	$355,168

Electronics - 0.1%
Tyco Electronics Group S.A., 3.5%, 2/03/22	$275,000	$292,016

Emerging Market Quasi-Sovereign - 2.0%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/23 (n)	$218,000	$214,523
CNOOC Finance (2012) Ltd., 3.875%, 5/02/22 (n)	204,000	212,460
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/21 (n)	494,000	535,867
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)	639,000	696,510
Ecopetrol S.A., 5.875%, 5/28/45	329,000	315,840
Gaz Capital S.A., 4.95%, 2/06/28 (n)	369,000	275,304
Instituto Costarricense, 6.375%, 5/15/43 (n)	208,000	174,435
Korea Gas Corp., 2.25%, 7/25/17 (n)	700,000	708,637
Pertamina PT, 6%, 5/03/42 (n)	201,000	205,523
Petroleos Mexicanos, 5.5%, 1/21/21	542,000	585,631
Petroleos Mexicanos, 4.875%, 1/24/22	344,000	358,792
Petroleos Mexicanos, 4.25%, 1/15/25 (n)	13,000	12,802
Petroleos Mexicanos, 6.5%, 6/02/41	292,000	326,719
Petroleos Mexicanos, 5.5%, 6/27/44 (n)	31,000	31,155
Petroleos Mexicanos, 5.625%, 1/23/46 (z)	25,000	25,558
PT Perusahaan Listrik Negara, 5.5%, 11/22/21 (n)	200,000	215,750
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 9/30/16 (n)	337,310	350,381
Sinopec Capital (2013) Ltd., 3.125%, 4/24/23 (n)	518,000	509,622
Sinopec Capital (2013) Ltd., 4.25%, 4/24/43 (n)	426,000	438,075

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/22 (n)	$200,000	$209,853

		$6,403,437
Emerging Market Sovereign - 0.6%
Republic of Hungary, 5.375%, 2/21/23	$326,000	$367,402
Republic of Indonesia, 4.875%, 5/05/21 (n)	200,000	217,000
Republic of Philippines, 6.375%, 10/23/34	300,000	425,625
Republic of Philippines, 3.95%, 1/20/40	240,000	263,700
Republic of Romania, 4.875%, 1/22/24 (n)	58,000	65,331
Russian Federation, 4.875%, 9/16/23 (n)	200,000	168,600
Russian Federation, 4.875%, 9/16/23	200,000	168,600
Russian Federation, 5.625%, 4/04/42 (n)	200,000	160,000

		$1,836,258
Energy - Independent - 1.1%
Anadarko Petroleum Corp., 3.45%, 7/15/24	$1,710,000	$1,735,045
EQT Corp., 4.875%, 11/15/21	431,000	459,733
Hess Corp., 8.125%, 2/15/19	270,000	322,259
Southwestern Energy Co., 4.05%, 1/23/20	993,000	1,007,221

		$3,524,258
Energy - Integrated - 0.8%
BP Capital Markets PLC, 4.5%, 10/01/20	$272,000	$301,114
BP Capital Markets PLC, 4.742%, 3/11/21	760,000	853,520
LUKOIL International Finance B.V., 3.416%, 4/24/18 (n)	571,000	479,640
LUKOIL International Finance B.V., 4.563%, 4/24/23 (n)	784,000	597,016
Pacific Rubiales Energy Corp., 7.25%, 12/12/21 (n)	401,000	260,650
Pacific Rubiales Energy Corp., 5.125%, 3/28/23 (n)	100,000	54,400

		$2,546,340
Financial Institutions - 1.8%
CIT Group, Inc., 3.875%, 2/19/19	$1,940,000	$1,935,150
General Electric Capital Corp., 6%, 8/07/19	300,000	354,878
General Electric Capital Corp., 5.5%, 1/08/20	710,000	832,555
General Electric Capital Corp., 3.15%, 9/07/22	813,000	852,509
General Electric Capital Corp., 3.1%, 1/09/23	508,000	526,108
LeasePlan Corp. N.V., 3%, 10/23/17 (n)	870,000	897,689
LeasePlan Corp. N.V., 2.5%, 5/16/18 (n)	286,000	289,810

		$5,688,699
Food & Beverages - 2.7%
BRF S.A., 3.95%, 5/22/23 (n)	$994,000	$951,457
BRF S.A., 4.75%, 5/22/24 (n)	200,000	199,740
Conagra Foods, Inc., 3.2%, 1/25/23	538,000	541,330
Embotelladora Andina S.A., 5%, 10/01/23 (n)	200,000	213,949
Grupo Bimbo S.A.B. de C.V., 4.5%, 1/25/22 (n)	101,000	108,491
Kerry Group Financial Services, 3.2%, 4/09/23 (n)	1,400,000	1,418,154
Kraft Foods Group, Inc., 6.125%, 8/23/18	720,000	817,443
Mead Johnson Nutrition Co., “A”, 4.9%, 11/01/19	263,000	295,918
Pernod Ricard S.A., 5.75%, 4/07/21 (n)	594,000	694,309
SABMiller Holdings, Inc., 3.75%, 1/15/22 (n)	904,000	965,663
Tyson Foods, Inc., 6.6%, 4/01/16	560,000	596,083
Tyson Foods, Inc., 4.5%, 6/15/22	448,000	501,122
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	343,000	350,424
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)	1,051,000	1,103,584

		$8,757,667

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Food & Drug Stores - 0.5%
Walgreens Boots Alliance, Inc., 3.3%, 11/18/21		$1,452,000	$1,507,057

Forest & Paper Products - 0.4%
Georgia-Pacific LLC, 3.734%, 7/15/23 (n)		$1,092,000	$1,161,511

Gaming & Lodging - 0.5%
Wyndham Worldwide Corp., 5.625%, 3/01/21		$1,360,000	$1,554,337

Industrial - 0.2%
Johns Hopkins University, 5.25%, 7/01/19		$587,000	$674,872

Insurance - 1.8%
American International Group, Inc., 5.85%, 1/16/18		$881,000	$993,851
American International Group, Inc., 3.375%, 8/15/20		810,000	860,111
MetLife, Inc., 1.756%, 12/15/17		223,000	225,601
Principal Financial Group, Inc., 8.875%, 5/15/19		650,000	827,465
Unum Group, 7.125%, 9/30/16		945,000	1,033,615
Unum Group, 4%, 3/15/24		1,384,000	1,472,069
Voya Financial, Inc., 2.9%, 2/15/18		403,000	415,442

			$5,828,154
Insurance - Property & Casualty - 1.3%
Aon Corp., 3.5%, 9/30/15		$760,000	$773,511
AXIS Capital Holdings Ltd., 5.875%, 6/01/20		370,000	427,265
CNA Financial Corp., 5.875%, 8/15/20		990,000	1,149,566
Liberty Mutual Group, Inc., 4.95%, 5/01/22 (n)		757,000	843,049
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)		1,095,000	1,157,736

			$4,351,127
International Market Quasi-Sovereign - 1.3%
EDF Energies Nouvelles S.A., 6.5%, 1/26/19 (n)		$1,090,000	$1,291,269
Eksportfinans A.S.A., 5.5%, 5/25/16		965,000	998,775
Israel Electric Corp. Ltd., 6.7%, 2/10/17 (n)		553,000	592,401
Israel Electric Corp. Ltd., 5.625%, 6/21/18 (n)		1,159,000	1,228,540

			$4,110,985
International Market Sovereign - 12.8%
Federal Republic of Germany, 2.5%, 7/04/44	EUR	233,000	$371,897
Federal Republic of Germany, 3.25%, 7/04/21	EUR	291,000	397,036
Federal Republic of Germany, 6.25%, 1/04/30	EUR	518,000	1,066,033
Government of Australia, 5.75%, 5/15/21	AUD	2,321,000	2,186,257
Government of Canada, 4.25%, 6/01/18	CAD	368,000	325,848
Government of Canada, 3.25%, 6/01/21	CAD	723,000	655,115
Government of Canada, 5.75%, 6/01/33	CAD	213,000	273,945
Government of Canada, 4%, 6/01/41	CAD	121,000	137,591
Government of Japan, 1.8%, 3/20/43	JPY	59,000,000	563,660
Government of Japan, 1.1%, 6/20/20	JPY	223,000,000	2,005,923
Government of Japan, 0.8%, 6/20/23	JPY	96,000,000	859,088
Government of Japan, 2.1%, 9/20/24	JPY	211,000,000	2,109,980
Government of Japan, 2.2%, 9/20/27	JPY	187,300,000	1,931,594
Government of Japan, 2.4%, 3/20/37	JPY	177,200,000	1,873,236
Government of New Zealand, 5%, 3/15/19	NZD	1,390,000	1,082,995
Government of New Zealand, 5.5%, 4/15/23	NZD	321,000	272,109
Kingdom of Belgium, 4.25%, 9/28/21	EUR	542,000	778,259
Kingdom of Belgium, 2.6%, 6/22/24	EUR	619,000	832,747

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Kingdom of Denmark, 3%, 11/15/21	DKK	3,000,000	$547,155
Kingdom of Denmark, 1.5%, 11/15/23	DKK	1,631,000	275,570
Kingdom of Norway, 3.75%, 5/25/21	NOK	2,519,000	381,971
Kingdom of Norway, 3%, 3/14/24	NOK	2,568,000	381,970
Kingdom of Spain, 5.4%, 1/31/23	EUR	748,000	1,107,856
Kingdom of Spain, 5.5%, 7/30/17	EUR	257,000	326,569
Kingdom of Spain, 4.6%, 7/30/19	EUR	1,499,000	1,980,134
Kingdom of Sweden, 5%, 12/01/20	SEK	2,660,000	410,726
Kingdom of Sweden, 3.5%, 6/01/22	SEK	1,825,000	270,393
Kingdom of Sweden, 1.5%, 11/13/23	SEK	3,365,000	440,359
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	458,000	835,972
Republic of Austria, 1.75%, 10/20/23	EUR	273,000	346,666
Republic of France, 6%, 10/25/25	EUR	577,000	1,015,240
Republic of France, 4.75%, 4/25/35	EUR	1,080,000	2,009,145
Republic of Iceland, 4.875%, 6/16/16 (n)		$593,000	618,296
Republic of Iceland, 5.875%, 5/11/22 (n)		113,000	128,656
Republic of Ireland, 4.5%, 4/18/20	EUR	115,000	156,488
Republic of Ireland, 5.4%, 3/13/25	EUR	105,000	166,433
Republic of Italy, 5.5%, 9/01/22	EUR	349,000	511,380
Republic of Italy, 5.25%, 8/01/17	EUR	2,370,000	2,995,739
Republic of Italy, 3.75%, 3/01/21	EUR	2,905,000	3,796,155
United Kingdom Treasury, 8%, 6/07/21	GBP	254,000	546,619
United Kingdom Treasury, 2.25%, 9/07/23	GBP	590,000	958,764
United Kingdom Treasury, 4.25%, 12/07/27	GBP	694,000	1,377,197
United Kingdom Treasury, 4.25%, 3/07/36	GBP	559,000	1,179,948
United Kingdom Treasury, 3.25%, 1/22/44	GBP	440,000	834,799

			$41,323,513
Internet - 0.3%
Baidu, Inc., 3.25%, 8/06/18		$588,000	$603,007
Baidu, Inc., 3.5%, 11/28/22		367,000	371,981

			$974,988
Machinery & Tools - 0.4%
Atlas Copco AB, 5.6%, 5/22/17 (n)		$1,073,000	$1,173,344

Major Banks - 8.1%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)		$913,000	$965,086
Bank of America Corp., 6.5%, 8/01/16		1,305,000	1,404,924
Bank of America Corp., 3.3%, 1/11/23		1,554,000	1,587,841
Bank of America Corp., 4.125%, 1/22/24		1,371,000	1,485,902
Barclays Bank PLC, 5.125%, 1/08/20		770,000	882,320
BNP Paribas, 2.7%, 8/20/18		950,000	980,696
BNP Paribas, 7.195% to 6/25/37, FRN to 6/29/49 (n)		600,000	702,000
Commonwealth Bank of Australia, 5%, 10/15/19 (n)		760,000	862,687
Credit Suisse Group AG, 6.5%, 8/08/23 (n)		1,160,000	1,288,399
DBS Bank Ltd., 2.35%, 2/28/17 (n)		980,000	1,003,777
Goldman Sachs Group, Inc., 5.75%, 1/24/22		1,213,000	1,439,095
Goldman Sachs Group, Inc., FRN, 1.277%, 10/23/19		410,000	411,481
ING Bank N.V., 3.75%, 3/07/17 (n)		1,233,000	1,296,432
ING Bank N.V., 5.8%, 9/25/23 (n)		1,344,000	1,536,149
JPMorgan Chase & Co., 2%, 8/15/17		330,000	334,410
JPMorgan Chase & Co., 2.2%, 10/22/19		1,080,000	1,087,652
JPMorgan Chase & Co., 4.625%, 5/10/21		870,000	975,431
Merrill Lynch & Co., Inc., 6.4%, 8/28/17		400,000	446,491

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Morgan Stanley, 7.3%, 5/13/19	$250,000	$301,042
Morgan Stanley, 5.625%, 9/23/19	420,000	480,640
Morgan Stanley, 3.7%, 10/23/24	1,993,000	2,099,552
Morgan Stanley, FRN, 1.483%, 2/25/16	1,400,000	1,411,235
Royal Bank of Scotland PLC, 2.55%, 9/18/15	471,000	475,594
Royal Bank of Scotland PLC, 6%, 12/19/23	1,611,000	1,804,948
Standard Chartered PLC, 3.85%, 4/27/15 (n)	850,000	856,299

		$26,120,083
Medical & Health Technology & Services - 0.3%
Laboratory Corp. of America Holdings Co., 2.625%, 2/01/20	$640,000	$647,296
McKesson Corp., 5.7%, 3/01/17	370,000	403,817

		$1,051,113
Metals & Mining - 1.4%
Barrick Gold Corp., 4.1%, 5/01/23	$1,360,000	$1,359,502
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	500,000	482,706
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 3/15/20	810,000	747,096
Glencore Funding LLC, FRN, 1.396%, 5/27/16 (n)	1,170,000	1,175,493
Kinross Gold Corp., 5.95%, 3/15/24	924,000	918,833

		$4,683,630
Midstream - 2.2%
DCP Midstream LLC, 3.875%, 3/15/23	$630,000	$597,510
Enterprise Products Partners LP, 6.3%, 9/15/17	870,000	972,109
Kinder Morgan Energy Partners LP, 6.375%, 3/01/41	1,070,000	1,243,143
ONEOK Partners LP, 3.2%, 9/15/18	510,000	521,154
Plains All American Pipeline LP, 3.6%, 11/01/24	881,000	891,605
Spectra Energy Capital LLC, 8%, 10/01/19	679,000	835,618
Sunoco Logistics Partners LP, 4.25%, 4/01/24	437,000	453,431
Williams Cos., Inc., 3.7%, 1/15/23	279,000	253,826
Williams Cos., Inc., 4.55%, 6/24/24	1,305,000	1,211,377

		$6,979,773
Mortgage-Backed - 0.6%
Fannie Mae, 5.5%, 7/01/19 - 11/01/36	$464,185	$502,779
Fannie Mae, 6.5%, 5/01/31	46,804	55,157
Fannie Mae, 6%, 11/01/34 (f)	452,759	512,108
Freddie Mac, 4.224%, 3/25/20	818,658	916,825

		$1,986,869
Municipals - 0.3%
Florida Hurricane Catastrophe Fund Finance Corp. Rev, “A”, 2.107%, 7/01/18	$1,015,000	$1,032,732

Natural Gas - Distribution - 0.1%
GNL Quintero S.A., 4.634%, 7/31/29 (n)	$200,000	$206,939

Network & Telecom - 1.0%
Centurylink, Inc., 7.65%, 3/15/42	$810,000	$818,100
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/26 (n)	200,000	203,858
Verizon Communications, Inc., 5.15%, 9/15/23	1,439,000	1,649,973
Verizon Communications, Inc., FRN, 1.013%, 6/17/19	610,000	612,853

		$3,284,784

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Oil Services - 0.4%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (n)	$496,698	$356,132
Transocean, Inc., 2.5%, 10/15/17	314,000	275,435
Transocean, Inc., 6%, 3/15/18	670,000	609,700

		$1,241,267
Oils - 0.2%
Marathon Petroleum Corp., 3.625%, 9/15/24	$575,000	$577,746

Other Banks & Diversified Financials - 3.9%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	$345,000	$361,993
Banco GNB Sudameris S.A., 3.875%, 5/02/18 (n)	102,000	98,993
Bancolombia S.A., 5.95%, 6/03/21	398,000	434,855
BBVA Banco Continental S.A., 5.25% to 9/22/24, FRN to 9/22/29 (n)	24,000	24,566
Citigroup, Inc., 8.5%, 5/22/19	919,000	1,158,216
Citigroup, Inc., 3.75%, 6/16/24	943,000	993,291
Corpbanca, 3.875%, 9/22/19 (n)	200,000	200,068
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	645,000	869,544
Intesa Sanpaolo S.p.A., 2.375%, 1/13/17	420,000	425,551
Intesa Sanpaolo S.p.A., 3.875%, 1/16/18	996,000	1,047,836
Intesa Sanpaolo S.p.A., 5.017%, 6/26/24 (n)	1,941,000	1,999,170
Lloyds TSB Bank PLC, 5.8%, 1/13/20 (n)	645,000	759,727
Macquarie Bank Ltd., 5%, 2/22/17 (n)	769,000	824,584
Macquarie Group Ltd., 6%, 1/14/20 (n)	428,000	489,943
Rabobank Nederland N.V., 3.375%, 1/19/17	525,000	549,118
Rabobank Nederland N.V., 3.95%, 11/09/22	1,174,000	1,228,341
SunTrust Banks, Inc., 3.5%, 1/20/17	622,000	650,880
Swedbank AB, 2.125%, 9/29/17 (n)	615,000	625,437

		$12,742,113
Pharmaceuticals - 0.8%
Celgene Corp., 3.95%, 10/15/20	$890,000	$965,426
Hospira, Inc., 6.05%, 3/30/17	490,000	532,082
Perrigo Finance PLC, 3.5%, 12/15/21	1,087,000	1,138,455

		$2,635,963
Pollution Control - 0.3%
Republic Services, Inc., 5.25%, 11/15/21	$730,000	$847,974

Precious Metals & Minerals - 0.2%
Teck Resources Ltd., 3.75%, 2/01/23	$911,000	$786,058

Railroad & Shipping - 0.3%
CSX Corp., 4.1%, 3/15/44	$915,000	$983,364

Real Estate - Apartment - 0.3%
AvalonBay Communities, Inc., REIT, 3.625%, 10/01/20	$999,000	$1,060,132

Real Estate - Healthcare - 0.4%
HCP, Inc., REIT, 5.375%, 2/01/21	$806,000	$922,004
Health Care REIT, Inc., 2.25%, 3/15/18	312,000	316,300

		$1,238,304
Real Estate - Office - 0.3%
Boston Properties LP, REIT, 3.7%, 11/15/18	$420,000	$449,298
Vornado Realty LP, REIT, 2.5%, 6/30/19	664,000	670,489

		$1,119,787

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Real Estate - Retail - 0.3%
Kimco Realty Corp., REIT, 6.875%, 10/01/19	$191,000	$230,215
Simon Property Group LP, REIT, 3.375%, 10/01/24	720,000	757,713

		$987,928
Retailers - 1.7%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44	$1,533,000	$1,706,370
Dollar General Corp., 3.25%, 4/15/23	688,000	669,605
Gap, Inc., 5.95%, 4/12/21	1,118,000	1,300,474
Kohl’s Corp., 3.25%, 2/01/23	476,000	476,998
Target Corp., 3.5%, 7/01/24	1,340,000	1,445,920

		$5,599,367
Supermarkets - 0.4%
Kroger Co., 3.85%, 8/01/23	$1,090,000	$1,167,972

Supranational - 0.4%
Corporacion Andina de Fomento, 4.375%, 6/15/22	$1,290,000	$1,428,427

Telecommunications - Wireless - 1.3%
American Tower Corp., REIT, 4.625%, 4/01/15	$440,000	$442,824
American Tower Corp., REIT, 4.7%, 3/15/22	732,000	790,240
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)	838,000	969,201
Digicel Group Ltd., 6%, 4/15/21 (n)	316,000	296,250
Millicom International Cellular S.A., 4.75%, 5/22/20 (n)	440,000	412,500
MTS International Funding Ltd., 5%, 5/30/23 (n)	201,000	157,484
SBA Tower Trust, 2.898%, 10/15/19 (n)	1,061,000	1,079,934

		$4,148,433
Tobacco - 1.0%
Altria Group, Inc., 9.25%, 8/06/19	$231,000	$301,171
Altria Group, Inc., 4%, 1/31/24	401,000	435,037
Lorillard Tobacco Co., 8.125%, 6/23/19	640,000	786,958
Lorillard Tobacco Co., 6.875%, 5/01/20	480,000	576,495
Reynolds American, Inc., 6.75%, 6/15/17	1,040,000	1,159,612

		$3,259,273
Transportation - 0.0%
Far Eastern Shipping Co., 8%, 5/02/18 (n)	$310,000	$108,500

Transportation - Services - 0.3%
ERAC USA Finance Co., 6.375%, 10/15/17 (n)	$930,000	$1,047,268

U.S. Government Agencies and Equivalents - 0.1%
National Credit Union Administration Guaranteed Note, 2.9%, 10/29/20	$240,000	$244,442

Utilities - Electric Power - 1.6%
CMS Energy Corp., 5.05%, 3/15/22	$608,000	$701,406
Colbun S.A., 4.5%, 7/10/24 (n)	200,000	204,596
Enel Finance International S.A., 6.25%, 9/15/17 (n)	920,000	1,027,560
Exelon Generation Co. LLC, 5.2%, 10/01/19	360,000	403,972
Exelon Generation Co. LLC, 4.25%, 6/15/22	391,000	417,745
Oncor Electric Delivery Co., 4.1%, 6/01/22	922,000	1,023,447
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	1,210,000	1,247,280
Waterford 3 Funding Corp., 8.09%, 1/02/17	191,187	191,193

		$5,217,199
Total Bonds		$211,122,914

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 33.7%
MFS High Yield Pooled Portfolio (v)	11,513,709	$109,034,824

Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	3,188,344	$3,188,344
Total Investments		$323,346,082

Other Assets, Less Liabilities - 0.1%		222,147
Net Assets - 100.0%		$323,568,229

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $54,735,678, representing 16.9% of net assets.
(p)	Payment-in-kind security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.769%, 12/28/40	3/01/06	$387,365	$229,633
Falcon Franchise Loan LLC, FRN, 4.425%, 1/05/23	1/18/02	11,165	31,882
Falcon Franchise Loan LLC, FRN, 21.079%, 1/05/25	1/29/03	10,969	37,059
Morgan Stanley Capital I, Inc., FRN, 1.418%, 4/28/39	7/20/04	152,214	12,071
Petroleos Mexicanos, 5.625%, 1/23/46	1/15/15	24,819	25,558
Total Restricted Securities			$336,203
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 1/31/15

Forward Foreign Currency Exchange Contracts at 1/31/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Goldman Sachs International	1,471,518	4/10/15	$1,162,798	$1,140,575	$22,223
SELL	AUD	Westpac Banking Corp.	1,284,099	4/10/15	1,035,561	995,306	40,255
SELL	CAD	Credit Suisse Group	1,410,380	4/10/15	1,194,964	1,108,989	85,975
SELL	CAD	Deutsche Bank AG	386,227	4/10/15	304,158	303,693	465
SELL	DKK	Goldman Sachs International	4,375,126	4/10/15	695,707	665,808	29,899
SELL	EUR	Merrill Lynch International Bank	7,542,093	4/10/15	9,011,972	8,527,739	484,233
SELL	GBP	Credit Suisse Group	969,936	4/10/15	1,477,300	1,460,238	17,062
SELL	GBP	Goldman Sachs International	285,743	4/10/15	433,736	430,185	3,551
SELL	GBP	Merrill Lynch International Bank	969,936	4/10/15	1,477,290	1,460,238	17,052
SELL	NOK	Deutsche Bank AG	2,666,160	4/10/15	344,897	344,477	420
SELL	NOK	Goldman Sachs International	2,032,485	4/10/15	265,345	262,604	2,741
SELL	NZD	Goldman Sachs International	857,671	4/10/15	665,178	619,855	45,323
SELL	NZD	Westpac Banking Corp.	650,406	4/10/15	502,398	470,061	32,337
SELL	SEK	Credit Suisse Group	1,250,202	4/10/15	155,633	151,194	4,439
SELL	SEK	Deutsche Bank AG	2,128,244	4/10/15	263,087	257,380	5,707
SELL	SEK	Goldman Sachs International	4,570,752	4/10/15	577,057	552,767	24,290
SELL	SEK	Morgan Stanley Capital Services	896,410	4/10/15	108,419	108,408	11

							$815,983

Liability Derivatives
SELL	DKK	Goldman Sachs International	867,611	4/10/15	$131,928	$132,033	$(105)
BUY	EUR	Goldman Sachs International	3,012,833	4/10/15	3,501,062	3,406,568	(94,494)
SELL	EUR	Deutsche Bank AG	863,127	4/10/15	974,630	975,926	(1,296)
SELL	EUR	Goldman Sachs International	5,913,000	4/10/15	6,671,313	6,685,746	(14,433)
SELL	GBP	Citibank N.A.	824,192	4/10/15	1,239,305	1,240,821	(1,516)
SELL	JPY	Citibank N.A.	34,815,855	4/10/15	296,183	296,719	(536)
SELL	JPY	Deutsche Bank AG	54,990,021	4/10/15	460,252	468,653	(8,401)
SELL	JPY	Goldman Sachs International	249,022,000	4/10/15	2,115,544	2,122,293	(6,749)
SELL	NOK	Barclays Bank PLC	1,237,276	4/10/15	159,769	159,860	(91)
SELL	NZD	Goldman Sachs International	353,907	4/10/15	255,046	255,775	(729)

							$(128,350)

Futures Contracts at 1/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	206	$26,960,250	March - 2015	$(979,221)

At January 31, 2015, the fund had liquid securities with an aggregate value of $352,838 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts.

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of January 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$244,442	$—	$244,442
Non-U.S. Sovereign Debt	—	55,102,616	—	55,102,616
Municipal Bonds	—	1,032,732	—	1,032,732
U.S. Corporate Bonds	—	99,836,422	—	99,836,422
Residential Mortgage-Backed Securities	—	1,986,868	—	1,986,868
Commercial Mortgage-Backed Securities	—	3,419,690	—	3,419,690
Asset-Backed Securities (including CDOs)	—	1,715,388	—	1,715,388
Foreign Bonds	—	47,784,756	—	47,784,756
Mutual Funds	112,223,168	—	—	112,223,168
Total Investments	$112,223,168	$211,122,914	$—	$323,346,082

Other Financial Instruments
Futures Contracts	$(979,221)	$—	$—	$(979,221)
Forward Foreign Currency Exchange Contracts	—	687,633	—	687,633

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$322,270,779
Gross unrealized appreciation	10,752,999
Gross unrealized depreciation	(9,677,696)
Net unrealized appreciation (depreciation)	$1,075,303

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	11,538,893	320,939	(346,123)	11,513,709
MFS Institutional Money Market Portfolio	6,767,719	13,107,390	(16,686,765)	3,188,344

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$188,634	$778,795	$1,702,070	$109,034,824
MFS Institutional Money Market Portfolio	—	—	1,385	3,188,344

Total	$188,634	$778,795	$1,703,455	$112,223,168

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2015, are as follows:

United States	62.0%
United Kingdom	5.5%
Italy	4.1%
Japan	2.9%
Netherlands	2.9%
Canada	2.8%
France	2.7%
Australia	1.5%
Germany	1.4%
Other Countries	14.2%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VIII

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: March 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: March 17, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 17, 2015

*	Print name and title of each signing officer under his or her signature.